Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 35,777	$ 52,791	$ 38,219	$ 37,834
Cash and cash equivalents - Fair Value	35,777	52,791
Restricted Cash - Book Value	10,000	0
Restricted cash - Fair Value	10,000	0
Long-term debt - Book Value	198,044	198,583
Long-term debt - Fair Value	200,649	198,139
Due from related parties, current - Book Value	8,804	4,864
Due from related parties, current - Fair Value	8,804	4,864
Due from related parties, non-current - Book Value	2,565	0
Due from related parties, non-current - Fair Value	$ 2,565	$ 0